Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Paul Hennessy(1) $	Compensation Actually Paid to Paul Hennessy(1)(2) $	Summary Compensation Table Total for Stan Pavlovsky(3) $	Compensation Actually Paid to Stan Pavlovsky(2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(4) $	SSTK Total Shareholder Return $	S&P Software & Svcs Total Shareholder Return $	Net Income (in millions) $	Adj. EBITDA (in millions) $
2024	7,176,468	494,493	n/a	n/a	2,944,372	370,539	77.70	186.94	35.9	247.1
2023	8,113,511	5,010,678	n/a	n/a	6,195,115	4,169,842	119.64	148.98	110.3	240.8
2022	20,883,260	18,201,281	5,913,330	(16,980,341)	4,003,445	(5,794,986)	127.83	107.51	76.1	218.1
2021	n/a	n/a	5,717,651	22,508,915	3,394,474	13,395,666	264.65	163.87	91.9	193.1
2020	n/a	n/a	7,025,759	17,165,333	2,418,455	5,675,640	169.71	152.18	71.8	154.9

Company Selected Measure Name	Adjusted EBITDA,
Named Executive Officers, Footnote	(1) Paul Hennessy became CEO of the Company on July 1, 2022. (3) Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
Adjustment To PEO Compensation, Footnote

	2024	2023	2022		2021	2020
	Paul Hennessy	Paul Hennessy	Paul Hennessy	Stan Pavlovsky	Stan Pavlovsky	Stan Pavlovsky
Total Compensation from Summary Compensation Table	$7,176,468	$8,113,511	$20,883,260	$5,913,330	$5,717,651	$7,025,759
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,871,670)	$(6,644,157)	$(19,912,380)	$(5,636,921)	$(4,131,482)	$(5,583,809)
Year-end fair value of unvested awards granted in the current year	$4,879,074	$4,965,639	$17,317,782	$-	$6,574,913	$12,795,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(4,592,677)	$(1,069,552)	$-	$-	$11,058,098	$3,180,653
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,096,702)	$(354,764)	$(87,381)	$(3,320,357)	$3,289,735	$(252,767)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$(13,936,393)	$-	$-
Dividends or dividend equivalents not otherwise included in the total compensation	$-	$-	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(6,681,975)	$(3,102,833)	$(2,681,979)	$(22,893,671)	$16,791,264	$10,139,574
Compensation Actually Paid (as calculated)	$494,493	$5,010,678	$18,201,281	$(16,980,341)	$22,508,915	$17,165,333

Non-PEO NEO Average Total Compensation Amount	$ 2,944,372	$ 6,195,115	$ 4,003,445	$ 3,394,474	$ 2,418,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 370,539	4,169,842	(5,794,986)	13,395,666	5,675,640
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020
	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,944,372	$6,195,115	$4,003,445	$3,394,474	$2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,362,247)	$(5,543,886)	$(3,416,284)	$(2,788,734)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$1,129,586	$3,490,147	$1,413,942	$4,664,241	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(184,224)	$(737,047)	$(6,157,849)	$6,217,305	$1,581,201
Fair values at vest date for awards granted and vested in current year	$13,439	$-	$25,894	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(237,629)	$765,513	$(1,304,882)	$1,908,380	$(75,338)
Forfeitures during current year equal to prior year-end fair value	$(932,758)	$-	$(359,251)	$-	$-
Dividends or dividend equivalents not otherwise included in the total compensation	$-	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(2,573,832)	$(2,025,273)	$(9,798,431)	$10,001,192	$3,257,185
Compensation Actually Paid (as calculated)	$370,539	$4,169,842	$(5,794,986)	$13,395,666	$5,675,640
(4)    Non-CEO NEOs reflect the average summary Compensation Table total compensation and average Compensation Actuary Paid for the following executives by years:
•2024: Jonathan Oringer, Jarrod Yahes, John Caine and Rik Powell
•2023: Jonathan Oringer, Jarrod Yahes and John Caine
•2022: Jonathan Oringer, Jarrod Yahes and Peter Silvio
•2021: Jonathan Oringer, Jarrod Yahes and Peter Silvio
•2020: Jonathan Oringer, Jarrod Yahes, Peter Silvio, Steve Ciardiello and Abraham Muchnick

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

•	Adjusted EBITDA,
•	Adjusted EBITDA Margin,
•	Revenue, and
•	Revenue growth.

Total Shareholder Return Amount	$ 77.70	119.64	127.83	264.65	169.71
Peer Group Total Shareholder Return Amount	186.94	148.98	107.51	163.87	152.18
Net Income (Loss)	$ 35,900,000	$ 110,300,000	$ 76,100,000	$ 91,900,000	$ 71,800,000
Company Selected Measure Amount	247,100,000	240,800,000	218,100,000	193,100,000	154,900,000
Additional 402(v) Disclosure	(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA,
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin,
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue, and
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue growth.
Paul Hennessy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,176,468	$ 8,113,511	$ 20,883,260
PEO Actually Paid Compensation Amount	$ 494,493	5,010,678	18,201,281
PEO Name	Paul Hennessy
Stan Pavlovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,913,330	$ 5,717,651	$ 7,025,759
PEO Actually Paid Compensation Amount			(16,980,341)	22,508,915	17,165,333
PEO Name	Stan Pavlovsky
PEO | Paul Hennessy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,681,975)	(3,102,833)	(2,681,979)
PEO | Paul Hennessy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,871,670)	(6,644,157)	(19,912,380)
PEO | Paul Hennessy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,879,074	4,965,639	17,317,782
PEO | Paul Hennessy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,592,677)	(1,069,552)	0
PEO | Paul Hennessy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Paul Hennessy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,702)	(354,764)	(87,381)
PEO | Paul Hennessy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Paul Hennessy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stan Pavlovsky [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,893,671)	16,791,264	10,139,574
PEO | Stan Pavlovsky [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,636,921)	(4,131,482)	(5,583,809)
PEO | Stan Pavlovsky [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	6,574,913	12,795,497
PEO | Stan Pavlovsky [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	11,058,098	3,180,653
PEO | Stan Pavlovsky [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Stan Pavlovsky [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,320,357)	3,289,735	(252,767)
PEO | Stan Pavlovsky [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,936,393)	0	0
PEO | Stan Pavlovsky [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,573,832)	(2,025,273)	(9,798,431)	10,001,192	3,257,185
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,362,247)	(5,543,886)	(3,416,284)	(2,788,734)	(1,795,052)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,129,586	3,490,147	1,413,942	4,664,241	3,546,374
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,224)	(737,047)	(6,157,849)	6,217,305	1,581,201
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,439	0	25,894	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,629)	765,513	(1,304,882)	1,908,380	(75,338)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(932,758)	0	(359,251)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0